Fees Summary	Apr. 20, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	47.79
Total Transaction Valuation	346,072.00
Total Offset Amount	0.00
Net Fee	$ 47.79
Offering Table N/A
Offset Table N/A	N/A